Leases (Details) - Schedule of maturity analysis of the company's lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Maturity Analysis Of The Companys Lease Liabilities Abstract
Less than one year	$ 204	$ 219
One to two years	388	658
Total	592	877
Current maturities of lease liability	194	199
Long-term lease liability	$ 321	$ 550